COMBINED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Real estate investments:
Land and improvements	$ 288,199	$ 249,504
Buildings and improvements	3,010,206	2,446,688
Construction in progress	19,457	10,433
Acquired lease intangibles	102,130	87,194
Gross real estate investments	3,419,992	2,793,819
Accumulated depreciation and amortization	(685,727)	(602,578)
Net real estate property	2,734,265	2,191,241
Net investment in direct financing lease	21,960	21,626
Secured loans receivable, net	5,253	5,249
Net real estate investments	2,761,478	2,218,116
Cash	10,444	2,424
Goodwill	146,017	88,959
Other assets	53,332	22,251
Total assets	2,971,271	2,331,750
Liabilities:
Term loans and other debt	1,518,437	0
Tenant deposits	67,334	57,362
Lease intangible liabilities, net	135,354	145,640
Accounts payable and other liabilities	13,493	5,669
Deferred income taxes	2,341	0
Total liabilities	$ 1,736,959	$ 208,671
Commitments and contingencies
Equity:
Preferred stock, $0.01 par value; 10,000 shares authorized, unissued at September 30, 2015	$ 0	$ 0
Common stock, $0.01 par value; 300,000 shares authorized, 83,801 shares issued at September 30, 2015	838	0
Additional paid-in capital	1,263,848	0
Dividends in excess of net income	(35,084)	0
Net parent investment	0	2,118,216
Total CCP equity	1,229,602	2,118,216
Noncontrolling interests	4,710	4,863
Total equity	1,234,312	2,123,079
Total liabilities and equity	$ 2,971,271	$ 2,331,750